Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rental Payments under Noncancellable Operating Leases

As of December 31, 2012, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year
2013	266
2014	232
2015	198
2016	—
2017	—
$696